Provisions for pensions and similar obligations (Tables)	12 Months Ended
Dec. 31, 2019
Provisions for pensions and similar obligations (Tables) [Abstract]
Funding status of the defined benefit obligations

- Banesprev, Sanprev, SantanderPrevi, Bandeprev Básico and Other Plans - 4.0% (2018 - 5.0% e 2017 - 5.0%).

	2019	2018	2017

Present value of the obligations - Post-employment plans:
To current employees	687,786	716,492	796,243
Vested obligations to retired employees	27,369,696	23,296,715	21,205,366
	28,057,482	24,013,207	22,001,609

Less:
Fair value of plan assets	25,822,890	22,708,990	20,689,637
Unrecognized assets (1)	(1,346,547)	(1,079,808)	(1,090,682)
Provisions - Post-employment plans, net	3,581,139	2,384,025	2,402,654

Present value of the obligations - Other similar obligations:
To current employees	204,439	184,606	228,107
Vested obligations to retired employees	6,047,368	4,604,466	4,815,654
	6,251,807	4,789,072	5,043,761

Less:
Fair value of plan assets	5,222,517	4,157,251	3,721,147
Unrecognized assets (1)	-	(68,527)	-
Provisions - Other similar obligations, net	1,029,290	700,348	1,322,614

Total provisions for pension plans, net	4,610,429	3,084,373	3,725,268
Of which:
Actuarial provisions	4,960,620	3,357,654	3,923,457
Actuarial assets (note 15)	350,191	273,281	198,189

(1)    Refers to fully funded surplus plans Banesprev I and III, Sanprev I,II and III and Bandeprev (asset ceiling).

Amounts recognized in the consolidated income statement in relation to defined benefit obligations

The amounts recognized in the consolidated income statement in relation to the aforementioned defined benefit obligations are as follows:

	Post-Employment Plans
	2019	2018	2017

Staff costs - Current service costs (note 40)	2,774	3,142	14,605
Interest and similar income and expenses - Interest cost (net) (notes 32 and 33)	149,232	124,754	70,429
Interest and similar income and expenses - Interest on unrecognized assets (notes 32 and 33)	100,346	104,160	105,832
Other movements (1)	(1,101)	12,432	5,323
Total	251,251	244,488	196,189

Amounts recognized in the consolidated income statement in relation to defined benefit obligations - Other Similar Obligations

	Other Similar Obligations
	2019	2018	2017

Staff costs - Current service costs (note 40)	8,142	5,797	5,476
Interest and similar income and expenses - Interest cost (net) (notes 32 and 33)	61,845	76,124	99,575
Interest and similar income and expenses - Interest on unrecognized assets (notes 32 and 33)	3,173	15,521	-
Other movements (1)	22,624	(816,230)	-
Total	95,784	(718,788)	105,051

Changes in the present value of the accrued defined benefit obligations

The changes in the present value of the accrued defined benefit obligations were as follows:

	Post-Employment Plans
	2019	2018	2017

Present value of the obligations at beginning of year	24,013,207	22,001,609	20,769,126
Current service cost (Note 40)	2,774	3,142	14,605
Interest cost	2,087,484	2,029,099	2,170,639
Benefits paid	(1,960,103)	(1,876,014)	(1,834,681)
Actuarial (gains)/losses	3,908,350	1,674,908	871,308
Others	5,770	180,463	10,612
Present value of the obligations at end of year	28,057,482	24,013,207	22,001,609

Changes in the present value of the accrued defined benefit obligations - Other Similar Obligations

	Other Similar Obligations
	2019	2018	2017

Present value of the obligations at beginning of year	4,789,072	5,043,761	4,246,489
Current service cost (Note 40)	8,142	5,797	5,476
Interest cost	443,837	438,567	447,653
Benefits paid	(378,782)	(346,185)	(339,538)
Actuarial (gains)/losses	1,366,837	455,193	683,681
Other (1)	22,701	(808,061)	-
Present value of the obligations at end of year	6,251,807	4,789,072	5,043,761

(1) In the year ended December 31, 2018 there was an increase in the cost contribution established for a postemployment benefit plan, which is calculated as a percentage of the total monthly compensation of associates. The increase in the contribution resulted in a decrease in the past service cost, due to changes in the plan. The envisaged changes implied a reduction in the present value of the obligations of the defined benefit plan, which is supported by actuarial valuations. In the Consolidated Statements of Income, this amount was recorded under Provision (Net).

Changes in the fair value of the plan assets

The changes in the fair value of the plan assets were as follows:

	Post-Employment Plans
	2019	2018	2017

Fair value of plan assets at beginning of year	22,708,990	20,689,637	20,116,916
Interest (Expense) Income	1,938,252	1,904,345	2,100,211
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	3,087,544	1,347,689	268,309
Contributions/(surrenders)	51,807	481,959	38,883
Of which:
By the Bank	44,752	472,723	27,439
By plan participants	7,055	9,236	11,444
Benefits paid	(1,960,103)	(1,876,014)	(1,834,682)
Exchange differences and other items	(3,600)	161,374	-
Fair value of plan assets at end of year	25,822,890	22,708,990	20,689,637

Changes in the fair value of the plan assets - Other Similar Obligations

	Other Similar Obligations
	2019	2018	2017

Fair value of plan assets at beginning of year	4,157,251	3,721,147	3,310,895
Interest (Expense) Income	381,992	362,444	348,078
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	915,626	304,632	303,504
Contributions/(surrenders)	107,037	72,548	61,803
Of which:
By the Bank	107,037	72,548	61,803
Benefits paid	(339,389)	(310,458)	(303,133)
Exchange differences and other items	-	6,938	-
Fair value of plan assets at end of year	5,222,517	4,157,251	3,721,147

Opening of gains (losses) Actuarial from experience, financial assumptions and demographic hypotheses

Breakdown of gains (losses) actuarial by experience, financial assumptions and demographic hypotheses:

			Post-Employment Plans
	2019	2018	2017
Experience Plan	(446,444)	(803,717)	686,204
Changes in Financial Assumptions	(2,615,119)	(871,176)	(1,557,689)
Changes in Financial Demographic	1,228	-	146
Gain (Loss) Actuarial - Obligation	(3,060,335)	(1,674,893)	(871,339)
Return on Investment, Return Unlike Implied Discount Rate	2,624,960	1,344,089	270,158
Gain (Loss) Actuarial - Asset	2,624,960	1,344,089	270,158
Changes in Surplus / Deficit Uncollectible	(164,428)	117,320	(15,690)

Opening of gains (losses) Actuarial from experience, financial assumptions and demographic hypotheses - Other Similar Obligations

			Other Similar Obligations
	2019	2018	2017
Experience Plan	(209,175)	(79,810)	(303,396)
Changes in Financial Assumptions	(1,157,662)	(376,949)	(380,285)
Changes in Financial Demographic	-	-	-
Gain (Loss) Actuarial - Obligation	(1,366,837)	(456,759)	(683,681)
Return on Investment, Return Unlike Implied Discount Rate	915,626	307,048	303,504
Gain (Loss) Actuarial - Asset	915,626	307,048	303,504
Changes in Surplus Uncollectible	71,698	(52,604)	-

Experience adjustments arising from plan assets and liabilities	The experience adjustments arising from plan assets and liabilities are shown bellow:
	Post - Employment Plans
	2019	2018	2017

Experience in Net Assets Adjustments	3,087,544	1,347,689	268,309

Experience adjustments arising from plan assets and liabilities - Other Similar Obligations

	Other Similar Obligations
	2019	2018	2017

Experience in Net Assets Adjustments	915,626	304,632	303,504

Amounts of actuarial obligation of defined benefit plans uninsured and defined benefit plans partially or totally covered

The amounts of actuarial obligation of defined benefit plans not covered and defined benefit plans partially or totally covered are shown below:

2019	2018	2017

815,929	700,347	701,551
33,493,360	28,101,932	26,343,818

Main categories of plan assets as a percentage of total plan assets

The main categories of plan assets as a percentage of total plan assets are as follows:

	2019	2018	2017

Equity instruments	0.00%	4.81%	4.60%
Debt instruments	92.92%	94.59%	94.70%
Properties	0.26%	0.28%	0.35%
Other	6.82%	0.32%	0.35%

Estimated benefits payable

The following table shows the estimated benefits payable for the next 10 years from December 31, 2019:

2020	2,195,627
2021	2,232,813
2022	2,292,622
2023	2,350,054
2024	2,406,310
2025 to 2029	12,762,480
Total	24,239,906

Change of one percentage point in the medical care cost rates

Assumptions about the rates related to medical care costs have a significant impact on the amounts recognized in income. The change of one percentage point in the medical care cost rates would have the effects as follows:

						Sensitivity
		2019		2018		2017
	Current Service Cost and Interest	Present Value of Obligations	Current Service Cost and Interest	Present Value of Obligations	Current Service Cost and Interest	Present Value of Obligations
Discount Rate
(+)0,5%	(31,672)	(440,072)	(29,066)	(307,980)	(28,742)	(301,237)
(-)0,5%	35,572	494,257	32,403	343,340	31,876	334,085
Boards of Mortality
Applied (+) 2 years	(51,720)	(718,632)	(45,937)	(486,742)	(43,310)	(453,912)
Applied (-) 2 years	56,687	787,636	49,355	522,958	45,808	480,101
Cost of Medical Care
(+)0,5%	38,388	533,380	35,949	380,906	31,758	332,850
(-)0,5%	(35,060)	(487,146)	(32,100)	(340,122)	(28,501)	(298,705)

Duration of the actuarial liabilities of the plans sponsored

The following table shows the duration of the actuarial liabilities of the plans sponsored by Banco Santander:

Plans	Post - Employment Plans

Duration (in years)
Banesprev Plans I	12.31
Banesprev Plans II	12.83
Banesprev Plans III	10.52
Banesprev Plans IV	15.47
Banesprev Plans V	9.53
Banesprev Pre-75	10.38
Sanprev I	6.81
Sanprev II	11.70
Sanprev III	10.59
Bandeprev Basic	10.48
Bandeprev Special I	7.04
Bandeprev Special II	6.77
SantanderPrevi	7.78
CACIBAN / DAB / DCA	7,33/6,03/6,67

Duration of the actuarial liabilities of the plans sponsored - Other Similar Obligations

Plans	Other Similar Obligations

Cabesp	15.45
Bandepe	16.48
Free Clinic	11.91
Lifetime officers	9.17
Health officers	27.53
Circulars (1)	12,15 e 11,93
Life Insurance	8.39

(1) The duration 11.15 refers to the plan of Former Employees of Banco ABN Amro and 11.93 to the plan of Former Employees of Banco Real.

Actuarial Assumptions Adopted in Calculations

Actuarial Assumptions Adopted in Calculations

		2019		2018		2017
	Pension	Health	Pension	Health	Pension	Health
Nominal Discount Rate for Actuarial Obligation	7.1%	7.2%	9.1%	9.3%	9.5%	9.7%
Rate Calculation of Interest Under Assets to the Next Year	7.1%	7.2%	9.1%	9.3%	9.5%	9.7%
Estimated Long-term Inflation Rate	3.5%	3.5%	4.0%	4.0%	4.0%	4.0%
Estimated Salary Increase Rate	4.0%	4.0%	5.0%	5.0%	5.0%	5.0%
Mortality tables	AT2000	AT2000	AT2000	AT2000	AT2000	AT2000